Debt - Term Loan (Details)			1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Jan. 28, 2019 USD ($)	Jul. 31, 2018 USD ($) $ / shares shares	Jul. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) tranche $ / shares shares	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) tranche $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt
Purchase of additional common stock through warrants | shares					993,204										993,204
Term of warrants					5 years										5 years
Exercise price of warrant | $ / shares					$ 10.40										$ 10.40
Interest (expense) income				$ 10,000	$ (178,000)	$ (172,000)	$ (144,000)	$ (160,000)	$ (179,000)	$ (132,000)	$ 13,000	$ 12,000	$ (820,000)	$ (304,000)	$ (654,000)	$ (286,000)	$ 114,000
Outstanding borrowings									$ 8,683,000							8,683,000
Risk Free Interest Rate
Debt
Warrant measurement		2.96			2.0										2.0
Price Volatility
Debt
Warrant measurement		66			65.1										65.1
Expected Term
Debt
Term of warrants		10 years			5 years										5 years
Expected Dividend Rate
Debt
Warrant measurement		0			0										0
Minimum
Debt
Interest rate (as a percentage)					4.50%										4.50%
Debt issue costs					$ 4.25										$ 4.25
Maximum
Debt
Interest rate (as a percentage)					5.50%										5.50%
Debt issue costs					$ 4.5										$ 4.5
Term Loan
Debt
Principal amount					$ 15,000,000										$ 15,000,000
Number of tranches | tranche					3										3
Interest rate (as a percentage)					5.00%										5.00%
Cash security (as a percentage)															100.00%
Unrestricted cash					$ 18,000,000										$ 18,000,000
Debt discount amortized as interest expenses			$ 100,000
Interest (expense) income		$ 33,000													500,000	$ 300,000
Term Loan | Subsequent Event
Debt
Debt discount amortized as interest expenses	$ 800,000
Outstanding borrowings	8,900,000
Term Loan | SVB
Debt
Debt issue costs	$ 1,000,000
Final payment fee (as a percentage)	10.00%
Success fee (as a percentage)	3.50%
Purchase of additional common stock through warrants | shares		36,000
Term of warrants		10 years
Exercise price of warrant | $ / shares		$ 7.47
Additional paid in capital upon issuance with offset of loan discount		$ 200,000
Debt discount amortized as interest expenses	$ 800,000
Outstanding borrowings	8,900,000
Term Loan | SVB | Subsequent Event
Debt
Debt issue costs	$ 1,000,000
Initial Tranche
Debt
Principal amount					10,000,000										10,000,000
Debt discount amortized as interest expenses															2,000
Legal fees incurred															20,000
Initial Tranche | SVB
Debt
Fee recorded as discount															10,000
Third Tranche Available Through November 2018
Debt
Principal amount					$ 5,000,000										$ 5,000,000